Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information
Entity Registrant Name	Applied Optoelectronics, Inc.
Entity Central Index Key	0001158114
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2013
Effective Amendment Number	1